Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies
Commitments and Contingencies

Note 12 – Commitments and Contingencies

On July 1, 2021, the Company signed a rental agreement with a related party for office and storage space.  The rental agreement is on a month-to-month basis for a monthly fee of $500 with no escalating payments.  As the Company cannot determine the amount of time it will stay in the lease then a lease period cannot be determined and, as such, the agreement does not fall under ASC 842.

From time to time, we may be involved in routine legal proceedings, as well as demands, claims and threatened litigation that arise in the normal course of our business. The ultimate amount of liability, if any, for any claims of any type (either alone or in the aggregate) may materially and adversely affect our financial condition, results of operations and liquidity. In addition, the ultimate outcome of any litigation is uncertain. Any outcome, whether favorable or unfavorable, may materially and adversely affect us due to legal costs and expenses, diversion of management attention and other factors. We expense legal costs in the period incurred. We cannot assure you that additional contingencies of a legal nature or contingencies having legal aspects will not be asserted against us in the future, and these matters could relate to prior, current or future transactions or events. As of December 31, 2022, there were no pending or threatened litigation against the Company.

Note 12 – Commitments and Contingencies

On July 1, 2021, the Company signed a rental agreement with a related party for office and storage space. The rental agreement is on a month-to-month basis for a monthly fee of $500 with no escalating payments. As the Company cannot determine the amount of time it will stay in the lease then a lease period cannot be determined and, as such, the agreement does not fall under ASC 842.

From time to time, we may be involved in routine legal proceedings, as well as demands, claims and threatened litigation that arise in the normal course of our business. The ultimate amount of liability, if any, for any claims of any type (either alone or in the aggregate) may materially and adversely affect our financial condition, results of operations and liquidity. In addition, the ultimate outcome of any litigation is uncertain. Any outcome, whether favorable or unfavorable, may materially and adversely affect us due to legal costs and expenses, diversion of management attention and other factors. We expense legal costs in the period incurred. We cannot assure you that additional contingencies of a legal nature or contingencies having legal aspects will not be asserted against us in the future, and these matters could relate to prior, current or future transactions or events. As of December 31, 2022, there were no pending or threatened litigation against the Company.